SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of consolidation	Basis of consolidation The consolidated financial statements include the accounts of Perion and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.
Use of estimates
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to sales allowances and allowance for doubtful debts, fair value of intangible assets and goodwill, useful lives of intangible assets, fair value of share-based awards, realizability of deferred tax assets, tax uncertainties, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company’s assets and liabilities.

Financial statements in U.S. dollars
Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar (“USD”). Major parts of the Company’s operations are carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the USD. Accordingly, monetary accounts maintained in currencies other than the USD are remeasured into USD, in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses resulting from the re-measurement of the monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Management believes that the USD is the currency of the primary economic environment in which the Company operates. The financial statements of other subsidiaries, whose functional currency is determined to be their local currency, have been translated into USD. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for each applicable quarter. The resulting translation adjustments are reported as an accumulated other comprehensive income (loss) component of shareholders' equity.

Cash and cash equivalents and short-term deposits
Cash and cash equivalents and short-term deposits

The Company considers all short-term, highly liquid and unrestricted cash balances, with stated maturities of three months or less from date of purchase, as cash equivalents. Short-term deposits are bank deposits with maturities of more than three months but less than one year. The short-term deposits as of December 31, 2017 and 2018 are denominated primarily in USD and bear interest at an average annual rate of 1.59% and 3.00%, respectively.

Restricted cash
Restricted cash

Restricted cash is comprised primarily of security deposits that are held to secure the Company’s hedging activity, lease obligations and certain letters of credit associated with lease obligations. Restricted cash in the amount of $1,188 and $1,694, as of December 31, 2017 and 2018, respectively, are included under prepaid expenses and other current assets.

The Company adopted ASU 2016-18 “Statement of Cash Flows: Restricted Cash”, starting January 1, 2018 in accordance with the retrospective transition method. According to the ASU amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flow.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

Trade accounts receivables are stated at realizable value, net of an allowance for doubtful accounts. The Company evaluates its outstanding accounts receivable and establishes an allowance for doubtful accounts based on information available on their credit condition, current aging and historical experience. These allowances are reevaluated and adjusted periodically as additional information is available.

Property and equipment
Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Leasehold improvements are amortized using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Impairment of long-lived assets and intangible assets subject to amortization
Impairment of long-lived assets and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment and intangible assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.

In determining the fair values of long-lived assets for the purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

In 2017, the Company recorded impairment charges of $19,981, with respect to intangible assets subject to amortization. No such impairment charges were recorded in 2018.

Goodwill
Goodwill

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at the reporting unit level, at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Following the early adoption of ASU 2017-04, "Simplifying the Test for Goodwill Impairment" by the Company in January 2017, any excess of the carrying amount of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

Based on the goodwill assessment for the Undertone reporting unit in 2017, the Company determined that the carrying amount of the Undertone reporting unit exceeds its fair value and recorded an impairment charge of $65,686 to its Goodwill.  No such impairment charges were recorded in 2018 and in 2016.

The majority of the inputs used in the discounted cash flow model to determine the fair value of the reporting units are unobservable and thus are considered to be Level 3 inputs.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. The Customer Relationship, technology and trade name are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method.

Deferred Financing Costs
Deferred Financing Costs

Direct and incremental costs related to the issuance of debt are capitalized as deferred financing costs and are deducted from the carrying amount of that debt in the consolidated balance sheets. The Company amortizes deferred financing costs using the effective-interest method and records such amortization as interest expense.

Revenue recognition
Revenue recognition

The Company applies the provisions of Accounting Standards Codification 606, Revenue from Contracts with Customers ("ASC 606" or "Topic 606") The Company adopted the provisions of ASC 606 effective January 1, 2018 using the modified retrospective application method for all uncompleted contracts as of that date. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial statements. In addition, the adoption of ASC 606 had no impact on the Company's accounts receivable and deferred revenues balance as of December 31, 2018 or on the Company's revenues, cost of sales or its operating expenses during 2018, compared to ASC 605.

The Company applies the practical expedient for incremental costs of obtaining contracts when the associated revenues is recognized over less than one year.

The Company generates revenues primarily from two major sources:

Search Revenues - the Company obtains its search revenues from service agreements with its search partners. Search revenue is generated primarily from monthly transaction volume-based fees earned by the Company for making its applications available to online publishers and app developers (either based on fixed price models, pay-per-search fee or portion of the revenue generated by the search partners).

Advertising Revenues - the Company primarily generates advertising revenues from delivering, high impact ad formats creatively designed to capture consumer attention and drive engagement, across a hand-picked portfolio of websites and mobile applications.

For more disaggregated information of revenues refer to Note 18.

The Company general payments terms are less than one year. Therefore, no finance component is recognized.

The Company evaluates whether Search and Advertising Revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to publishers. In making that evaluation, the Company considers whether it controls the promised good or service before transferring that good or service to the customer. The Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, including the credit risk, whether the Company has latitude in establishing prices and selecting its suppliers and whether it changes the products or performs part of the service. The evaluation of these factors is subject to significant judgment and subjectivity. Generally, in cases in which the Company is primarily obligated in a transaction, is subject to risk, involved in the determination of the product (or the service) specifications, separately negotiates each revenue service agreement or publisher agreement and can have several additional indicators, revenue is recorded on a gross basis.

Remaining performance obligations (RPOs) represent amounts collected on contracted revenues that had not yet been recognized. As of December 31, 2018, the aggregate amount of the RPOs was $3,794. The Company expects the RPO to be recognized as revenues within the next twelve months.

Contract balances are presented separately on the consolidated balance sheets as either Accounts receivable or deferred revenues. The Company does not have contract assets.

Accounts receivable includes amounts billed and currently due from customers.

Deferred revenues are recorded when payments are received from customers in advance of the Company's rendering of services.

Revenues recognized during 2018 from amounts included within the deferred revenues balance at the beginning of the period amounted to $5,270.

Cost of revenues
Cost of revenues

Cost of revenues consists primarily of expenses associated with the operation of the Company’s data centers, including depreciation, labor, energy and bandwidth costs, as well as content acquisition costs, and customer support. The direct cost relating to search revenues is immaterial.

Customer acquisition costs and media buy
Customer acquisition costs and media buy

Customer acquisition costs and media buy consist of amounts paid to publishers who distribute the Company’s search applications and services and other products as well as the costs of advertising inventory incurred to deliver ads. Customer acquisition costs are primarily based on revenue share arrangements with minimum guaranty and are charged as incurred.

Research and development costs
Research and development costs

Research and development costs are charged to the statement of income as incurred, except for certain costs relating to internally developed software, which are capitalized.

The Company capitalizes certain internal and external software development costs, consisting primarily of direct labor associated with creating the internally developed software. Software development projects generally include three stages: (i) the preliminary project stage (all costs expensed as incurred); (ii) the application development stage (costs are capitalized) and (iii) the post implementation/operation stage (all costs expensed as incurred). The costs capitalized in the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software, generally three years, once it is ready for its intended use. The Company believes that the straight-line recognition method best approximates the manner in which the expected benefit will be derived.  Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Capitalized software development costs, net of accumulated amortization, of $9,195 and $8,212 are included in property and equipment in the consolidated balance sheets as of December 31, 2017 and 2018, respectively (see Note 5).

Income taxes
Income taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent necessary, the Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrued interest and penalties related to unrecognized tax benefits in its financial expenses.

Severance pay
Severance pay

The majority of the Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law, 1963 (“Section 14”), where the Company's contributions for severance pay is paid to the employee upon termination instead of the severance liability that would otherwise be payable under the law as aforementioned. Upon contribution to a fund, based on the full amount of the employee's monthly salary, and release of the fund to the employee, no additional severance payments are required to be made by the Company to the employee. Therefore, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to such employees once the deposit amounts have been paid.

The Company's liability for severance pay to its Israel-based employees not under Section 14, is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salaries of such employees, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date. This liability is fully provided for by monthly deposits in insurance policies and by an accrual. The deposited funds include profits and losses accumulated up to the balance sheet date and they may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law.

Severance expenses from continuing operations for the years ended December 31, 2016, 2017 and 2018 amounted to $2,917, $2,039 and $1,230, respectively. The balances of severance deposits and accrued severance pay are immaterial and included in other assets and other long-term liabilities on the accompanying balance sheets, respectively.

Employee benefit plan
Employee benefit plan

The Company’s U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service’s annual contribution limit. The Company matches 100% of each participant’s contributions, up to 3% of employee deferral, and 50% of the next 2% of employee deferral. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of income.

Total employer 401(k) contributions for the years ended December 31, 2016, 2017 and 2018 were $1,018, $2,765 and $2,305, respectively.

Comprehensive income (loss)
Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its other comprehensive income (loss) relates to hedging derivative instruments and foreign currency translation adjustments.

Net earnings per share
Net earnings per share

In accordance with ASC 260, "Earnings Per Share", basic net earnings per share ("Basic EPS") is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net earnings per share ("Diluted EPS") reflects the potential dilution that could occur if share options and other commitments to issue ordinary shares were exercised or equity awards vested, resulting in the issuance of ordinary shares that could share in the net earnings of the Company.

The weighted average number of ordinary shares related to the outstanding options, restricted shares, convertible debt and warrants excluded from the calculations of diluted net earnings per ordinary share, as these securities are anti-dilutive, was 3,566,788, 5,408,206 and 4,725,618 for the years ended December 31, 2016, 2017 and 2018, respectively.

Concentrations of credit risk
Concentrations of credit risk

Financial instruments, which potentially subject the Company to a concentration of credit risk, consist primarily of cash and cash equivalents, bank deposits, restricted cash and accounts receivable.

The majority of the Company’s cash and cash equivalents, bank deposits and restricted cash are invested in USD instruments with major banks in the U.S. and Israel. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Company’s major customers are financially sound, and the Company believes low credit risk is associated with these customers. To date, the Company has not experienced any material bad debt losses. Total expenses for doubtful debts during 2016, 2017 and 2018 amounted to $152, $230 and $180, respectively.

Stock-based compensation
Share-based compensation

The Company accounts for share-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based awards on the date of grant, using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. The Company estimates forfeitures to be estimated at the time of grant, and revised if necessary in subsequent periods, if actual forfeitures differ from those estimates.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. For performance-based share units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company should reassess the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The Company estimates the fair value of its new share-based awards using the Binomial option-pricing model.

The following table presents the various assumptions used to estimate the fair value of the Company's share-based awards granted to employees and directors in the periods presented:

	Year ended December 31
	2016	2017	2018

Risk-free interest rate	0.46% - 1.73%	0.81% - 2.08%	1.50% - 3.00%
Expected volatility	49.49% - 53.54%	52% - 56%	48% - 57%
Early exercise factor	150% - 200%	150% - 200%	150% - 200%
Forfeiture rate post vesting	5% - 20%	0% - 23%	0% - 34%
Dividend yield	0%	0%	0%

The expected volatility is calculated based on the actual historical share price movements of the Company’s share. The expected option term represents the period that the Company’s share options are expected to be outstanding. The early exercise factor and the forfeiture rate post-vesting are calculated based on the Company’s estimated early exercise and post-vesting forfeiture multiples, which are based on comparable companies and on actual historical data. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds, with a term which is equivalent to the expected term of the share-based awards. The dividend yield is based on the current decision of the Company’s management not to distribute any dividends.

The fair value of restricted share units (“RSU”) is based on the market value of the underlying shares on the date of grant.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting. The Company adopted ASU 2016-09 on January 1, 2017 and chose to continue to use the current method of estimating forfeitures each period rather than accounting for forfeitures as they occur. The adoption of the new standard had no material impact on the Company's consolidated financial statements.

Derivative instruments
Derivative instruments

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires recognizing all derivatives on the balance sheet at fair value. If the derivatives meet the definition of a cash flow hedge and are so designated, depending on the nature of the hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of a derivative’s change in fair value, if any, is recognized in earnings, as well as gains and losses from a derivative’s change in fair value that are not designated as hedges are recognized in earnings immediately.

In order to mitigate the potential adverse impact on cash flows resulting from fluctuations in the exchange rate of the new Israeli shekels (“ILS”), the Company hedges portions of its forecasted expenses denominated in ILS with swap and options contracts. The Company does not speculate in these hedging instruments in order to profit from foreign currency exchanges, nor does it enter into trades for which there are no underlying exposures.

To protect against the increase in value of forecasted foreign currency cash flow resulting mainly from salaries and related benefits and taxes paid in ILS during the year, the Company hedges portions of its anticipated payroll denominated in ILS for a period of one to twelve months with forward and options contracts (the “Hedging Contracts”). Accordingly, when the USD strengthens against the ILS, the decline in present value of future ILS currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the USD weakens, the increase in the present value of future ILS expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated as cash flow hedges.

The Company follows the requirements of ASC No. 815, Derivatives and Hedging (“ASC 815”), which requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in fair value (i.e. gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

Additionally, in order to mitigate the potential adverse impact of the fluctuations in the ILS-USD exchange rate in connection with the convertible debt (see Note 10), the Company has entered into a cross currency interest rate SWAP agreement (the “SWAP”) in order to hedge the future interest and principal payments, which are all denominated in ILS. However, since the convertible debt is measured at fair value at each reporting date, the SWAP does not qualify and was not designated as hedge under ASC 815. Therefore, gains or losses resulting from the change of the SWAP's fair value are recognized immediately as incurred in "financial expenses, net". The Company measured the fair value of these contracts in accordance with ASC 820, "Fair Value Measurement and Disclosures", and they were classified as level 2.

In order to limit the Company’s interest expenses derived from the secured credit agreement in which the Company entered concurrently with the closing of the Undertone acquisition (see Note 4), the Company has purchased a Cap Option for the interest amounts expected to be paid till June 2018. The cap option is designated as cash flow hedge under ASC 815.

The notional value of the Company’s derivative instruments as of December 31, 2017 and 2018, amounted to $51,504 and $25,691, respectively. Notional values in USD are translated and calculated based on the spot rates for options and swap. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company; however, they are used in the calculation of settlements under the contracts.

Fair value of financial instruments
Fair value of financial instruments

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC No. 820, “Fair Value Measurement” (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

•	Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the market place.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

Treasury shares
Treasury shares

In the past, the Company repurchased its ordinary shares on the open market. The Company holds the shares as treasury shares and presents their cost as a reduction of shareholders' equity.

Business combinations
Business combinations

The Company accounted for business combination in accordance with ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of income in the period incurred.

Discontinued operations
Discontinued operations

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation", when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the entity’s consolidated operations and the entity will no longer have any significant continuing involvement in the operations of the component.

In August 2016, the Company completed the sale of its Grow Mobile Engagement ("GME") business for a total consideration of $1,750, which was included in net loss from discontinued operations in the consolidated statement of income for the year ended December 31, 2016.

The results of the discontinued operations, including prior periods' comparable results, which have been retroactively reclassified as a separate line items in the statements of income, are presented below:

Year ended December 31,
2016 (*)

Costs and expenses	5,192
Impairment of intangible assets and goodwill	-
Gain on disposal of the discontinued operations	(1,750)
Loss before taxes on income	(3,442)
Taxes on income	795
Total net loss on discontinued operations	$(2,647)

Depreciation expenses from discontinued operations totaled $71 and $0 and $0, for the years ended December 31, 2016, 2017 and 2018, respectively.

(*) Represent the results of the discontinued operations until their disposal.

Reclassifications	Reclassifications Certain items of expense have been reclassified to conform to current year financial statement presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements not yet adopted

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2016-02 (Topic 842) "Leases." Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, "Leases." Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. This ASU is effective for annual periods beginning after December 15, 2018. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. In July 2018, the FASB issued Accounting Standards Update 2018-11, Leases (Topic 842). This update provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative period’s financials will remain the same as those previously presented. The Company has elected to apply the guidance at the beginning of the period of adoption and not restate comparative periods.

The Company expects that the adoption of this standard will have a material effect on its consolidated financial statements. While the Company continues to assess all the effects of adoption, it currently believes that the most significant impact will be reflected in: (i) the recognition of new ROU assets and lease liabilities on the consolidated balance sheet for its operating leases of buildings, and vehicles, and (ii) the requirement to provide significant new disclosures regarding the Company's leasing activities. The Company, however, does not expect a material impact to its consolidated statements of income and consolidated statements of cash flow since the expense recognition under this new standard will be similar to current practice. The Company's financial income (expenses), net will be impacted by the revaluation of the lease liabilities in non-USD denominated currencies.

Following adoption of the new standard, the Company expects to recognize additional operating liabilities of $25,800, with corresponding ROU assets of approximately the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases.

The Company expects to elect the short-term lease recognition exemption for all leases that qualify. This means, for those leases, the Company will not recognize ROU assets or lease liabilities.

In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity's ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02 “Income Statement—Reporting Comprehensive Income—Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”. The guidance allows reclassification of stranded tax effects resulting from the Tax Cuts and Jobs Act from accumulated other comprehensive income to retained earnings. This guidance is effective for fiscal years beginning after December 15, 2018. The adoption of this guidance has no material impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07 “Improvement to Nonemployee Share-Based Payments Accounting”. This guidance simplifies the accounting for non-employee share-based payment transactions. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The guidance is effective for fiscal years beginning after December 31, 2018. The Company does not expect that the adoption of this guidance will have a significant impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13 “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. This guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements. The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Certain disclosures required by this guidance must be applied on a retrospective basis and others on a prospective basis. The guidance will be effective for fiscal years beginning after December 15, 2019, although early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.